Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
Detailed information about cash and cash equivalents [line items]
Effects of changes in exchange rate	€ (38)	€ 55	[1]	€ 67
Cash and cash equivalents	98	93
Net cash flows from (used in) operating activities	864	2,672	[1]	(1,796)
Increase (decrease) in net cash flows from investing activities	2,729	787
Net cash flows from (used in) investing activities	(1,996)	733	[1]	(54)
Increase (decrease) in net cash flows from financing activities	(1,407)	(2,134)
Net cash flows from (used in) financing activities	(3,241)	(1,834)	[1]	€ 300
Increase (decrease) in net cash flows from operating activities	€ 1,808	€ 4,918

[1]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.